Changes in the Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses (Detail) In Millions				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses USD ($)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2009 Direct Financing Leases and Probable Loan Losses JPY (¥)
Beginning balance	$ 1,854	¥ 154,150	¥ 157,523	$ 1,894		¥ 157,523		¥ 158,544		¥ 102,007
Effect of the application of the new accounting standards				387	[1]	32,181	[1]	0	[1]	0	[1]
Beginning balance after the application of the new accounting standards				2,281		189,704		158,544		102,007
Provision charged to income				374		31,122		71,529		76,985
Charge-offs				(743)		(61,829)		(60,412)		(21,027)
Recoveries				2		175		2,615		1,296
Other				(60)	[2]	(5,022)	[2]	(14,753)	[2]	(717)	[2]
Ending balance	$ 1,854	¥ 154,150	¥ 157,523	$ 1,854		¥ 154,150		¥ 157,523		¥ 158,544

[1]	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
[2]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.